Document and Entity Information Document	Apr. 29, 2020
Cover [Abstract]
Document Type	8-K
Document Period End Date	Apr. 29, 2020
Entity Registrant Name	COSTAR GROUP, INC.
Entity Central Index Key	0001057352
Amendment Flag	false
Entity Incorporation, State or Country Code	DE
Entity File Number	0-24531
Entity Tax Identification Number	52-2091509
Entity Address, Address Line One	1331 L Street, NW,
Entity Address, City or Town	Washington,
Entity Address, State or Province	DC
Entity Address, Postal Zip Code	20005
City Area Code	202
Local Phone Number	346-6500
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Stock ($0.01 par value)
Trading Symbol	CSGP
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	false